UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Fixed Income Securities (87.0%)
Belize (0.1%)
Sovereign (0.1%)
Belize Government International Bond,
5.00%, 2/20/38 (a)	$300	$212

Brazil (8.6%)
Corporate Bonds (3.6%)
Banco Safra SA,
6.75%, 1/27/21	690	743
6.75%, 1/27/21 (b)	1,360	1,464
ESAL GmbH,
6.25%, 2/5/23	1,500	1,425
Minerva Luxembourg SA,
8.75%, 4/3/14	1,290	1,293
Odebrecht Finance Ltd.,
5.13%, 6/26/22	3,750	3,750
Odebrecht Offshore Drilling Finance Ltd.,
6.63%, 10/1/23 (b)(c)	660	690
6.75%, 10/1/22 (b)	691	718
		10,083
Sovereign (5.0%)
Banco Nacional de Desenvolvimento Economico e Social,
5.50%, 7/12/20	2,100	2,260
5.50%, 7/12/20 (b)	1,960	2,109
6.50%, 6/10/19	1,200	1,362
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (b)	5,790	5,631
Brazilian Government International Bond,
7.13%, 1/20/37	2,208	2,658
		14,020
		24,103
Chile (2.2%)
Sovereign (2.2%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	3,200	3,310
5.25%, 8/10/20	2,600	2,756
		6,066
China (2.7%)
Sovereign (2.7%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	7,640	7,726

Colombia (2.9%)
Corporate Bonds (1.3%)
Ecopetrol SA,
5.88%, 9/18/23 (c)	830	909
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23	860	840

5.38%, 1/26/19 (b)(c)	1,870	1,945
		3,694
Sovereign (1.6%)
Colombia Government International Bond,
4.38%, 7/12/21 (c)	1,460	1,522
7.38%, 3/18/19	390	471
11.75%, 2/25/20	1,815	2,632
		4,625
		8,319
Croatia (1.6%)
Sovereign (1.6%)
Croatia Government International Bond,
5.50%, 4/4/23	730	741
6.00%, 1/26/24 (b)	3,590	3,752
		4,493
Ecuador (0.1%)
Sovereign (0.1%)
Ecuador Government International Bond,
9.38%, 12/15/15	355	377

Honduras (0.4%)
Sovereign (0.4%)
Republic of Honduras,
8.75%, 12/16/20	1,030	1,136

Hungary (3.0%)
Sovereign (3.0%)
Hungary Government International Bond,
4.00%, 3/25/19 (c)	152	151
5.38%, 3/25/24	1,548	1,555
5.75%, 11/22/23	5,290	5,488
6.38%, 3/29/21	1,050	1,154
		8,348
India (0.2%)
Corporate Bond (0.2%)
Vedanta Resources PLC,
7.13%, 5/31/23 (b)(c)	560	560

Indonesia (8.8%)
Sovereign (8.8%)
Indonesia Government International Bond,
5.88%, 1/15/24 (b)(c)	2,200	2,368
6.88%, 1/17/18	320	365
7.75%, 1/17/38	2,429	2,909
Majapahit Holding BV,
7.75%, 1/20/20	7,190	8,286
Pertamina Persero PT,
4.30%, 5/20/23	4,750	4,305
4.88%, 5/3/22	2,350	2,265
5.25%, 5/23/21	870	876
Perusahaan Listrik Negara PT,
5.50%, 11/22/21 (c)	3,470	3,522

		24,896
Iraq (0.6%)
Sovereign (0.6%)
Republic of Iraq,
5.80%, 1/15/28	1,810	1,606

Ivory Coast (0.5%)
Sovereign (0.5%)
Ivory Coast Government International Bond,
5.75%, 12/31/32	1,620	1,531

Kazakhstan (3.8%)
Sovereign (3.8%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (b)	1,528	1,387
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (b)	2,690	2,502
KazMunayGas National Co., JSC,
6.38%, 4/9/21	1,510	1,653
6.38%, 4/9/21 (b)(c)	2,430	2,661
9.13%, 7/2/18	2,180	2,624
		10,827
Lithuania (1.3%)
Sovereign (1.3%)
Lithuania Government International Bond,
6.63%, 2/1/22	2,470	2,926
7.38%, 2/11/20	500	605
		3,531
Mexico (13.8%)
Corporate Bonds (3.6%)
Alfa SAB de CV,
5.25%, 3/25/24 (b)(c)	2,200	2,261
Cemex Espana Luxembourg,
9.88%, 4/30/19	630	734
Cemex SAB de CV,
6.50%, 12/10/19 (b)(c)	1,310	1,397
7.25%, 1/15/21 (b)(c)	1,590	1,741
9.50%, 6/15/18 (c)	280	324
9.50%, 6/15/18 (b)(c)	864	1,000
Tenedora Nemak SA de CV,
5.50%, 2/28/23 (b)	1,090	1,110
5.50%, 2/28/23	1,500	1,528
		10,095
Sovereign (10.2%)
Mexico Government International Bond,
3.63%, 3/15/22	4,000	4,014
5.55%, 1/21/45 (c)	3,006	3,201
6.05%, 1/11/40 (c)	1,408	1,609
6.75%, 9/27/34	1,076	1,318
Pemex Project Funding Master Trust,
6.63%, 6/15/35 – 6/15/38	2,780	3,064
8.63%, 12/1/23	1,990	2,478
Petroleos Mexicanos,

3.50%, 1/30/23 (c)	2,255	2,128
5.50%, 1/21/21 (c)	5,430	5,959
6.38%, 1/23/45 (b)(c)	2,520	2,725
8.00%, 5/3/19 (c)	1,750	2,144
		28,640
		38,735
Mozambique (0.3%)
Sovereign (0.3%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20	1,000	960

Nigeria (0.3%)
Sovereign (0.3%)
Nigeria Government International Bond,
6.38%, 7/12/23	920	953

Panama (1.4%)
Sovereign (1.4%)
Panama Government International Bond,
5.20%, 1/30/20 (c)	2,060	2,291
7.13%, 1/29/26 (c)	1,140	1,416
8.88%, 9/30/27 (c)	263	366
		4,073
Peru (1.9%)
Corporate Bond (0.8%)
Banco de Credito del Peru,
6.13%, 4/24/27 (b)(c)(d)	2,080	2,168

Sovereign (1.1%)
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (b)	491	454
Peruvian Government International Bond,
6.55%, 3/14/37	2,150	2,596
		3,050
		5,218
Philippines (4.4%)
Sovereign (4.4%)
Philippine Government International Bond,
4.00%, 1/15/21	6,756	7,119
8.38%, 6/17/19	1,491	1,899
9.50%, 2/2/30	2,200	3,432
		12,450
Poland (2.5%)
Sovereign (2.5%)
Poland Government International Bond,
3.00%, 3/17/23	6,350	5,953
4.00%, 1/22/24	570	576
5.00%, 3/23/22	470	514
		7,043

Romania (0.6%)
Sovereign (0.6%)
Romanian Government International Bond,
4.38%, 8/22/23 (b)(c)	1,014	1,000
6.75%, 2/7/22	680	795
		1,795
Russia (8.2%)
Corporate Bond (1.0%)
Sberbank of Russia Via SB Capital SA,
5.50%, 2/26/24 (b)(c)(d)	2,930	2,751

Sovereign (7.2%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17	1,860	1,918
6.30%, 5/15/17 (b)	2,104	2,169
Russian Foreign Bond - Eurobond,
7.50%, 3/31/30 (b)	812	926
7.50%, 3/31/30	6,324	7,205
Russian Railways via RZD Capital PLC,
5.70%, 4/5/22	2,600	2,567
Vnesheconombank Via VEB Finance PLC,
5.94%, 11/21/23 (b)	3,050	2,905
6.90%, 7/9/20	2,376	2,504
		20,194
		22,945
Serbia (1.1%)
Sovereign (1.1%)
Republic of Serbia,
4.88%, 2/25/20	1,100	1,103
5.88%, 12/3/18 (b)(c)	1,000	1,062
7.25%, 9/28/21	755	849
		3,014
South Africa (2.2%)
Sovereign (2.2%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (b)	3,556	3,654
South Africa Government International Bond,
5.88%, 9/16/25 (c)	2,420	2,609
		6,263
Sri Lanka (0.5%)
Sovereign (0.5%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (b)	490	497
6.25%, 10/4/20	100	106
6.25%, 10/4/20 (b)	650	687
		1,290
Turkey (6.7%)
Sovereign (6.7%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (b)	2,850	2,968

Turkey Government International Bond,
3.25%, 3/23/23	9,500	8,344
5.63%, 3/30/21	7,250	7,598
		18,910
Venezuela (5.9%)
Sovereign (5.9%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	8,030	4,396
8.50%, 11/2/17	4,950	4,158
Venezuela Government International Bond,
6.00%, 12/9/20	1,340	915
9.25%, 9/15/27 (c)	9,248	6,936
11.75%, 10/21/26	380	326
		16,731
Zambia (0.4%)
Sovereign (0.4%)
Zambia Government International Bond,
5.38%, 9/20/22	1,450	1,245
Total Fixed Income Securities (Cost $239,004)		245,356

	No. of Warrants
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (d)(e)	2,250	383

Venezuela (0.1%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (d)(e)	5,450	134
Total Warrants (Cost $—)		517

	Shares	Value (000)
Short-Term Investments (12.8%)
Securities held as Collateral on Loaned Securities (9.0%)
Investment Company (7.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	20,287,067	20,287

	Face Amount (000)	Value (000)
Repurchase Agreement (1.8%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $5,118,653; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $5,221,027)	$5,119	5,119
Total Securities held as Collateral on Loaned Securities (Cost $25,406)		25,406

	Shares	Value (000)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $10,695)	10,694,604	10,695
Total Short-Term Investments (Cost $36,101)		36,101
Total Investments (100.0%) (Cost $275,105) Including $25,556 of Securities Loaned (g)+		281,974
Liabilities in Excess of Other Assets		(25,262)
Net Assets		$256,712

(a)                                 Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $25,556,000 and $26,223,000, respectively. The Fund received cash collateral of approximately $25,406,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2014, there was uninvested cash collateral of approximately $817,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.

(e)                                  Security has been deemed illiquid at March 31, 2014.

(f)                                   The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(g)                                  Securities are available for collateral in connection with an open futures contract.

+                                         At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $275,105,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $6,869,000 of which approximately $10,373,000 related to appreciated securities and approximately $3,504,000 related to depreciated securities.

OJSC                  Open Joint Stock Company.

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note	125	$(14,869)	Jun-14	$95

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2014 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than 60 days at the time of purchase are valued on a mark-to-market basis until 60 days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$29,351	$—	$29,351
Sovereign	—	216,005	—	216,005
Total Fixed Income Securities	—	245,356	—	245,356
Warrants	—	517	—	517
Short-Term Investments
Investment Company	30,982	—	—	30,982
Repurchase Agreements	—	5,119	—	5,119
Total Short-Term Investments	30,982	5,119	—	36,101
Futures Contracts	95	—	—	95
Total Assets	$31,077	$250,992	$—	$282,069

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2014